BALANCE SHEET	Oct. 08, 2021 USD ($)
Current Assets—
Cash	$ 2,279,038
Prepaid expenses	26,800
Total Current Assets	2,305,838
Non-current asset—Cash held in Trust account	210,105,000
Total Assets	212,410,838
Current Liabilities—
Accounts payable	26,800
Accrued liabilities	465,360
Promissory note with related party	68,509
Total Current Liabilities	560,669
Other Liabilities—
Derivative warrant liabilities	13,938,750
Deferred underwriting compensation	7,245,000
Total Liabilities	21,744,419
Class A common stock subject to possible redemption: 20,700,000 shares (at $10.15 per share)	210,105,000
Stockholders’ Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital
Accumulated deficit	(19,439,114)
Total Stockholders’ Deficit	(19,438,581)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	212,410,838
Common Stock Class A [Member]
Stockholders’ Deficit
Common stock, value	15
Common Stock Class B [Member]
Stockholders’ Deficit
Common stock, value	$ 518